Share-based compensation (Details 1) - Share Compensation Plan [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	2,001,557	1,472,597	1,278,290
Options outstanding, Weighted average remaining contractual life	2 years 8 months 19 days
Options outstanding, Weighted average exercise price	CAD 5.82	CAD 5.88	CAD 4.68
Options exercisable, Number	1,292,969
Options exercisable, Weighted average exercise price	CAD 5.20
$1.65 to $2.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.65
Range of exercise prices, maximum	CAD 2.08
Options outstanding, Number	409,000
Options outstanding, Weighted average remaining contractual life	1 year 7 days
Options outstanding, Weighted average exercise price	CAD 1.67
Options exercisable, Number	358,568
Options exercisable, Weighted average exercise price	CAD 1.67
$2.09 to $5.63 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	2.09
Range of exercise prices, maximum	CAD 5.63
Options outstanding, Number	454,683
Options outstanding, Weighted average remaining contractual life	1 year 8 months 5 days
Options outstanding, Weighted average exercise price	CAD 3.78
Options exercisable, Number	430,983
Options exercisable, Weighted average exercise price	CAD 3.71
$5.64 to $7.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	5.64
Range of exercise prices, maximum	CAD 7.37
Options outstanding, Number	550,000
Options outstanding, Weighted average remaining contractual life	4 years 5 months 19 days
Options outstanding, Weighted average exercise price	CAD 6.20
Options exercisable, Number	106,932
Options exercisable, Weighted average exercise price	CAD 6.20
$7.38 to $13.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	7.38
Range of exercise prices, maximum	CAD 13.09
Options outstanding, Number	587,874
Options outstanding, Weighted average remaining contractual life	3 years 25 days
Options outstanding, Weighted average exercise price	CAD 9.92
Options exercisable, Number	396,486
Options exercisable, Weighted average exercise price	CAD 9.74